Stradley Ronon Stevens & Young, LLP

Suite 2600

2005 Market Street

Philadelphia, PA 19103-7018

Telephone 215.564.8000

Fax 215.564.8120

www.stradley.com

March 4, 2022

Filed Via EDGAR (CIK # 0001655589)

U.S. Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

RE: Franklin Templeton ETF Trust (the “Registrant”)

File Nos. 333-208873 and 811-23124

Ladies/Gentlemen:

Submitted herewith via the EDGAR system is Post-Effective Amendment No. 77/81 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), which is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”).

The Amendment is being filed to change the name and investment objective of the Franklin Liberty Federal Tax-Free Bond ETF series of the Registrant to “Franklin Municipal Green Bond ETF” (the “Fund”) and to reflect corresponding updates to the Fund’s principal investment strategies and principal risks and certain other related changes.

As noted on the facing page, the Amendment relates only to the Fund and does not otherwise delete, amend, or supersede any information relating to any of the prospectuses and statements of additional information of the Registrant’s other series of shares.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and the statement of additional information relating to the Fund. Please direct any comments or questions regarding this filing to me at (215) 564-8521 or in my absence, to Miranda Sturgis, Esq. at (215) 564-8131.

Sincerely yours,

/s/ J. Stephen Feinour, Jr.

J. Stephen Feinour, Jr., Esq.